Basic and diluted net loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Net loss per share attributable to Qutoutiao Inc.’s ordinary shareholders
Schedule of Basic Loss per Share and Diluted Loss per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share For the years ended December 31, 2022, 2023 and 2024 as follows:

	Year ended December 31,
	2022	2023	2024
Numerator:
Net loss attributable to Qutoutiao Inc.	(914,767)	(185,313)	(167,530)
Accretion on redemption value of Series A convertible redeemable preferred shares of a subsidiary (Note 20)	(15,947)	(18,370)	(21,856)
Accretion on redemption value of Series B convertible redeemable preferred shares of a subsidiary (Note 20)	(24,918)	(28,736)	(32,058)
Accretion on redemption value of Series C convertible redeemable preferred shares of a subsidiary (Note 20)	(83,812)	(96,870)	(108,162)
Net loss attributable to ordinary shareholders -Basic and diluted	(1,039,444)	(329,289)	(329,606)

Denominator:
Denominator for basic and diluted loss per share Weighted- average ordinary shares outstanding
Basic and diluted	76,629,816	76,631,037	76,631,037
Basic and diluted loss per share	(13.56)	(4.30)	(4.30)
Denominator for basic and diluted loss per ADS Weighted- average ADS outstanding

Basic and diluted	30,651,926	30,652,414	30,652,415
Basic and diluted loss per ADS	(33.91)	(10.74)	(10.75)

Schedule of potential ordinary shares excluded from computation of diluted net loss per ordinary share
	Year ended December 31,
	2022	2023	2024
Share options — weighted average	219,083	219,083	219,083